Stock-Based Compensation - Weighted average assumptions used to value Management Incentive Units (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Holding period	2 years	2 years	2 years
Volatility	45.00%	45.00%	45.00%
Discount for lack of marketability	28.00%	28.00%	28.00%
Risk-free rate	1.60%	1.60%	1.60%